Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events
Subsequent Events

Note 10—Subsequent Events

Transaction Agreement

On February 4, 2021, the Corporation announced that it entered into a Transaction Agreement with, among others, and Vintage Wines Estates, Inc. (“VWE”) to effect a merger (the resulting entity, “New VWE”). Pursuant to the Transaction Agreement and subject to the terms and conditions contained therein, a wholly owned subsidiary of the Corporation will merge with and into VWE with VWE surviving the merger as a wholly owned subsidiary of the Corporation (the “merger”); the Corporation will change its jurisdiction of incorporation from the Province of British Columbia to the State of Nevada (the “domestication”); and the Corporation will change its name to Vintage Wine Estates, Inc. (collectively, the “transactions”). The transactions are intended to constitute the Corporation’s qualifying acquisition.

The execution of the Transaction Agreement resulted in the automatic extension of the Corporation’s Permitted Timeline in which to close a qualifying transaction to May 15, 2021.

On February 8, 2021 Class A Restricted Voting Shares were approved and began trading in the United States (U.S.) on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) under the symbol “BSPE”. The Corporation’s Warrants will trade over-the-counter in the U.S. Class A Restricted Voting Shares and Warrants remain listed on the Toronto Stock Exchange.

Pursuant to a consulting agreement entered into between BCAC and Peter Caldini on March 10, 2021, following completion of BCAC’s qualifying acquisition, Mr. Caldini will be entitled to receive a $500,000 consulting fee, payable in cash, and 100,000 profit interest units in a limited partnership that has an indirect economic interest in the Sponsor.